Commitments and Contingencies (Narrative) (Details) $ in Millions	Dec. 31, 2016	Jan. 22, 2015 USD ($) a
Other Commitments [Line Items]
Land subject to litigation | a		1,250
Land | Real Estate Sales
Other Commitments [Line Items]
Unpaid purchase price | $		$ 114.0
Unpaid purchase price, interest rate		12.00%
Noncontrolling interest, ownership percentage by noncontrolling owners	4.30%